Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
6. Earnings Per Share

Basic earnings per common share are computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options, unvested restricted stock, and warrants) were exercised or converted into common stock or resulted in the issuance of common stock (net of any assumed repurchases) that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive common share equivalents, which is comprised of shares issuable under outstanding warrants and the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Since the Company is in a net loss position, all common stock equivalents would be considered to be anti-dilutive and are, therefore, not included in the determination of diluted earnings per share. Accordingly, basic and diluted loss per share are the same.

The following table provides the components of the calculations of basic and diluted earnings per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Numerator:
Net loss	$(10,325,464)	$(6,290,546)	$(23,388,120)	$(20,286,414)
Denominator:
Weighted average number of common shares outstanding	37,977,052	22,676,114	33,107,175	17,441,767

The potential dilutive common shares are summarized as follows:

	At September 30,
	2012	2011
Stock options outstanding	1,999,521	1,344,665
Unvested restricted stock	275,262	408,388
Common stock warrants (1)	9,421,008	7,128,563
Number of dilutive potential common shares	11,695,791	8,881,616

(1)

On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.